Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Cash Dividends [Abstract]
Dividends
Dividends declared during the year were as follows:

	2017			2016
	Dividend	Dividend per share		Dividend	Dividend per share
Common shares	$185,915		$0.4660	$113,259		$0.4140
Series A preferred shares	$4,164	C$	1.1250	$4,119	C$	1.1250
Series D preferred shares	$3,856	C$	1.2500	$3,814	C$	1.2500